Fair Value (Details 2) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Carrying Amount
Financial assets: (in thousands)
Cash and cash equivalents	$ 115,050	$ 48,562
Debt securities AFS	60,705	45,967
Restricted equity securities	1,447	1,432
Commercial & industrial	158,601	98,062
Commercial real estate	276,476	243,022
Municipal	54,694	55,817
Residential real estate - 1st lien	169,201	156,897
Residential real estate - Jr lien	37,892	42,927
Consumer	4,218	4,337
MSRs (1)	922	940
Accrued interest receivable	2,988	2,337
Other deposits	778,085	603,872
Brokered deposits	4,206	11,149
Long-term borrowings	2,800	2,650
Repurchase agreements	38,727	33,190
Operating lease obligations	1,060	1,263
Finance lease obligations	38	100
Subordinated debentures	12,887	12,887
Accrued interest payable	86	139
Fair Value
Financial assets: (in thousands)
Cash and cash equivalents	115,050	48,562
Debt securities AFS	60,705	45,967
Restricted equity securities	1,447	1,432
Commercial & industrial	160,371	97,356
Commercial real estate	279,489	242,735
Municipal	55,601	55,867
Residential real estate - 1st lien	170,501	156,520
Residential real estate - Jr lien	37,991	42,950
Consumer	4,238	4,306
MSRs (1)	922	1,250
Accrued interest receivable	2,988	2,337
Other deposits	779,824	604,267
Brokered deposits	4,208	11,153
Long-term borrowings	2,724	2,427
Repurchase agreements	38,727	33,190
Operating lease obligations	1,060	1,263
Finance lease obligations	38	100
Subordinated debentures	12,876	12,831
Accrued interest payable	86	139
Fair Value Level 2
Financial assets: (in thousands)
Cash and cash equivalents	0	0
Debt securities AFS	60,705	45,967
Restricted equity securities	1,447	1,432
Commercial & industrial	0	0
Commercial real estate	208	0
Municipal	0	0
Residential real estate - 1st lien	116	0
Residential real estate - Jr lien	0	0
Consumer	0	0
MSRs (1)	922	1,250
Accrued interest receivable	2,988	2,337
Other deposits	779,824	604,267
Brokered deposits	4,208	11,153
Long-term borrowings	2,724	2,427
Repurchase agreements	38,727	33,190
Operating lease obligations	1,060	1,263
Finance lease obligations	38	100
Subordinated debentures	12,876	12,831
Accrued interest payable	86	139
Fair Value Level 1
Financial assets: (in thousands)
Cash and cash equivalents	115,050	48,562
Debt securities AFS	0	0
Restricted equity securities	0	0
Commercial & industrial	0	0
Commercial real estate	0	0
Municipal	0	0
Residential real estate - 1st lien	0	0
Residential real estate - Jr lien	0	0
Consumer	0	0
MSRs (1)	0	0
Accrued interest receivable	0	0
Other deposits	0	0
Brokered deposits	0	0
Long-term borrowings	0	0
Repurchase agreements	0	0
Operating lease obligations	0	0
Finance lease obligations	0	0
Subordinated debentures	0	0
Accrued interest payable	0	0
Fair Value Level 3
Financial assets: (in thousands)
Cash and cash equivalents	0	0
Debt securities AFS	0	0
Restricted equity securities	0	0
Commercial & industrial	160,371	97,356
Commercial real estate	279,281	242,735
Municipal	55,601	55,867
Residential real estate - 1st lien	170,385	156,520
Residential real estate - Jr lien	37,991	42,950
Consumer	4,238	4,306
MSRs (1)	0	0
Accrued interest receivable	0	0
Other deposits	0	0
Brokered deposits	0	0
Long-term borrowings	0	0
Repurchase agreements	0	0
Operating lease obligations	0	0
Finance lease obligations	0	0
Subordinated debentures	0	0
Accrued interest payable	$ 0	$ 0